Issuance of common units and Series A Preferred Units (Tables)	9 Months Ended
Sep. 30, 2018
Stockholders' Equity Note [Abstract]
Schedule Of Proceeds Received After Issuance Of Common Units And Preferred Units [Table Text Block]
	As of September 30, 2018
(in thousands of U.S. dollars)	Common units	Series A Preferred Units	Total
Gross proceeds for units issued	$4,623	34,948	$39,571
Less: Commissions	(60)	(622)	(682)
Net proceeds for units issued	$4,563	34,326	$38,889